Other Assets-Other/Other Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Assets-Other / Other Liabilities [Abstract]
Amortization expenses	¥ 19,129	¥ 5,031	¥ 6,111
Other intangible assets not subject to amortization excluding goodwill	¥ 16,609	¥ 8,231